Short-Term Financing Arrangements (Details Narrative) $ in Thousands	12 Months Ended
Oct. 31, 2016 USD ($)
Short Term Financing Arrangements [Abstract]
Interest Rate Terms On Account Receivables	Amounts to be paid to the Company by the factor for any accounts receivable were offset by any amounts previously advanced by the factor. The interest rate was prime plus 1.5%, annually, subject to a 5.5% floor. In certain circumstances, an additional 1.0% annually was charged for advances against inventory.
Maximum Purchase Order Financing Maintained	$ 2,500
Percentage Of Factor Charges For Security Interest	0.50%
Interest Rate Terms On Inventory Purchases	Prior to July 31, 2015, certain manufacturers required the Company to prepay or present letters of credit upon placing a purchase order for inventory. The Company had arrangements with a finance company which provided financing secured by the specific goods underlying the goods ordered from the manufacturer. The finance company made the required payment to the manufacturer at the time a purchase order is placed, and was entitled to demand payment from the Company when the goods are delivered. The Company paid a financing fee equal to 1.5% of the purchase order amount for each transaction, plus administrative fees. Additional charges of 0.05% per day (18% annualized) were incurred if the financing remained open for more than 30 days.